--------------------------------------------------------------------------------
SPECIALTY EQUITY
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                  Alliance
                  Health Care Fund

                  Semi-Annual Report
                  December 31, 2001

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
February 22, 2002

Dear Shareholder:

This report contains investment results for Alliance Health Care Fund (the "Fund") for the semi-annual reporting period ended December 31, 2001, as well as a discussion of the Fund's investment strategy and outlook.

Investment Objectives and Policies

This open-end fund seeks capital appreciation and, secondarily, current income. The Fund invests in securities issued by companies principally engaged in health care and health care-related industries. The Fund seeks to benefit from capital appreciation opportunities in emerging technologies and services in health care industries by investing in companies which are expected to profit from the development of new products and services for these industries. The Fund invests primarily in the equity securities of U.S. companies and may invest up to 40% of its total assets in foreign securities.

Investment Results

The following table indicates the Fund's performance compared to its benchmarks, the Standard & Poor's (S&P) 500 Stock Index and the S&P Healthcare Sector Composite, for the six- and 12-month periods ended December 31, 2001.

INVESTMENT RESULTS*
Periods Ended December 31, 2001

                                                       -------------------------
                                                             Total Returns
                                                       -------------------------
                                                       6 Months        12 Months
--------------------------------------------------------------------------------

Class A                                                  -1.07%          -17.56%
--------------------------------------------------------------------------------
Class B                                                  -1.45%          -18.18%
--------------------------------------------------------------------------------
Class C                                                  -1.36%          -18.11%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                      -5.56%          -11.88%
--------------------------------------------------------------------------------
S&P Healthcare Sector Composite                           4.45%          -12.21%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of December 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance for the overall U.S. stock market. The unmanaged S&P Healthcare Sector


--------------------------------------------------------------------------------
                                                   ALLIANCE HEALTH CARE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      Composite is a capitalization-weighted index of all of the stocks in the S&P 500 Stock Index that are involved in the business of health care-related products or services. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Health Care Fund.

      Additional investment results appear on pages 5-8.

Health care stocks outperformed the overall market during the six-month period ended December 31, 2001. In the prior six-month period, "defensive" stocks such as health care underperformed the overall market despite far superior earnings growth in a weakening economy. In the weeks following the September 11 attacks, the overall market plunged while health care stocks generally rose. However, the strong recovery in the overall market in the October through December period, especially NASDAQ stocks, was not enough to offset the superior performance of health care stocks in the weeks following the attacks. Moreover, biotechnology stocks rose sharply in the closing months of the calendar year, in sympathy with the NASDAQ Index.

The Fund's Class A shares fell 1.07% in the six-month period ended December 31, 2001, which was less than the decline of 5.56% by the S&P 500 Index, but more than the S&P Healthcare Sector Composite's return of 4.45%. The Fund underperformed both benchmarks for the 12-month period ended December 31, 2001. The Fund underperformed relative to the S&P Healthcare Sector Composite for both the six- and 12-month periods ended December 31, 2001 due to a greater weighting of biotechnology stocks in the Fund's portfolio versus the S&P Healthcare Sector Composite. During the 12-month period ended December 31, 2001, several of the Fund's biotechnology holdings declined over 50% in price, including Applera Corp.-Applied Biosystems Group, Affymetrix, Inc., Human Genome Sciences, Inc., Millennium Pharmaceuticals, Inc. and Waters Corp. We believe that biotechnology valuations will continue to move, or recover, in sympathy with NASDAQ Index movements. Since the Fund's inception in August 1999, the Fund is ahead of the S&P 500 Index and about in line with the S&P Healthcare Sector Composite.

Investment Strategy

The earnings growth of the Fund's holdings continues to grow, on average, in the 15% to 17% range. This range, similar to previous years, is far superior to corporate profits in general (which declined in 2001). In fact, earnings growth of the Fund's 10 largest holdings has been, on average, close to 30% in recent quarters.

In 2001, two fundamental trends had a negative effect on health care companies developing new drugs and on


--------------------------------------------------------------------------------
2 o ALLIANCE HEALTH CARE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

equipment suppliers to the drug research market. First, the Food and Drug Administration (FDA) became more cautious in its process of approving new drugs. This was due to budgetary constraints and a backlash against the agency for many high profile drug withdrawals from the market in recent years which were a result of side effect concerns. Second, the slowing in venture capital activity and in the initial public offerings market had a negative impact on demand for expensive drug research instrumentation from smaller, upstart companies who lacked access to capital. Moreover, earnings shortfalls expected in 2002 for two major drug companies suffering generic competition for large products--Bristol-Myers Squibb Co. and Merck & Co., Inc.--hurt investor sentiment for the group.

In the U.S. market, reimbursement trends for health care providers were very robust due to large premium rate increases by health insurance companies and legislative and regulatory relief from Congress regarding Medicare reimbursement rates. Combined with strong utilization growth for health care services and an aging population's need for health care, profit growth was very strong for hospitals, well positioned managed care concerns and drug distributors. All of these sectors were emphasized in the Fund during the year.

In the six-month period under review, Forest Laboratories, Inc., which increased 15% (23% in the 12-month period), was the best performer in the Fund's drug holdings. The strong performers in medical products were Johnson & Johnson, up 18%, Abbott Laboratories, up 16%, Medtronic, Inc., up 11% and Stryker Corp., up 6%.

The best biotechnology performers in the Fund experienced increases of 47% for Applera Corp.-Applied Biosystems Group, 40% for Waters Corp. and 30% for QLT, Inc. Medical services holdings were led by Anthem, Inc., a managed care initial public offering, which was up 38%, WellPoint Health Networks, Inc., up 24%, UnitedHealth Group, Inc., up 15% and Tenet Healthcare Corp., up 14%. Tenet Healthcare Corp., the urban hospital services company, was the best contributor to the Fund for the 12-month period, up 32% and contributed 89 basis points to total performance.

Outlook

Earnings growth for the health care sector is holding up and, we believe it should continue to be steady in future years at a mid-teens pace. The relative performance of these stocks will depend upon the timing and strength of an economic recovery, which is very difficult to predict. Although investors may be attracted to more economically sensitive investments, the long-term prospects of health care companies are superior to those of the overall economy and should provide superior stock performance. An aging population and new product development will fuel growth.


--------------------------------------------------------------------------------
                                                   ALLIANCE HEALTH CARE FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your interest and investment in Alliance Health Care Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Norman M. Fidel

Norman M. Fidel
Senior Vice President

[PHOTO]   John D. Carifa

[PHOTO]   Norman M. Fidel

Norman M. Fidel, Portfolio Manager, has over 32 years of investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE HEALTH CARE FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE HEALTH CARE FUND
GROWTH OF A $10,000 INVESTMENT
8/31/99* TO 12/31/01


S&P Healthcare Sector Composite: $11,254

Alliance Health Care Fund Class A: $10,753

S&P 500 Stock Index: $8,949

(The following table was represented as a mountain chart in the printed material.)


                         Alliance            S&P 500        S&P Healthcare
                     Health Care Fund      Stock Index     Sector Composite
-------------------------------------------------------------------------------
      8/31/1999*          $ 9,576            $10,000            $10,000
      9/30/1999           $ 8,987            $ 9,726            $ 9,214
     12/31/1999           $ 9,923            $11,172            $ 9,428
      3/31/2000           $10,511            $11,428            $ 9,469
      6/30/2000           $11,958            $11,125            $11,663
      9/30/2000           $12,951            $11,017            $11,568
     12/31/2000           $13,043            $10,155            $12,818
      3/31/2001           $10,539            $ 8,952            $10,906
      6/30/2001           $10,869            $ 9,476            $10,774
      9/30/2001           $10,413            $ 8,085            $11,097
     12/31/2001           $10,753            $ 8,949            $11,254


This chart illustrates the total value of an assumed $10,000 investment in Alliance Health Care Fund Class A shares (from 8/31/99 to 12/31/01) as compared to the performance of appropriate indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

The unmanaged S&P Healthcare Sector Composite is a capitalization-weighted index of all of the stocks in the S&P 500 Stock Index that are involved in the business of health care-related products or services.

When comparing Alliance Health Care Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Health Care Fund.

*     Closest month-end after Fund's Class A share inception date of 8/27/99.


--------------------------------------------------------------------------------
                                                   ALLIANCE HEALTH CARE FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE HEALTH CARE FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 12/31


              Alliance Health Care Fund-Yearly Periods Ended 12/31
--------------------------------------------------------------------------------
                                Alliance               S&P Healthcare
                            Health Care Fund          Sector Composite
--------------------------------------------------------------------------------
      12/31/99*                    2.90%                     5.73%
      12/31/00                    31.44%                    35.95%
      12/31/01                   -17.56%                   -12.21%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged S&P Healthcare Sector Composite is a capitalization-weighted index of all of the stocks in the S&P 500 Stock Index that are involved in the business of health care-related products or services. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Health Care Fund.

* The Fund's return for the period ended 12/31/99 is from the Fund's inception date of 8/27/99 through 12/31/99. The benchmark's return for the period ended 12/31/99 is from 8/31/99 through 12/31/99.


--------------------------------------------------------------------------------
6 o ALLIANCE HEALTH CARE FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
December 31, 2001

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $336.4
8/27/99                 Median Market Capitalization ($mil): $39,186
Class B Shares
8/27/99
Class C Shares
8/27/99

COUNTRY BREAKDOWN

 79.8% United States
  5.3% United Kingdom                     [PIE CHART]
  4.9% Switzerland
  4.8% France
  3.5% Japan
  0.7% Canada

  1.0% Short-Term

INDUSTRY BREAKDOWN

 43.4% Drugs
 25.2% Medical Services                   [PIE CHART]
 15.4% Biotechnology
 15.0% Medical Products

  1.0% Short-Term

All data as of December 31, 2001. The Fund's country and industry breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                                   ALLIANCE HEALTH CARE FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                     -17.56%                   -21.08%
      Since Inception*                      4.74%                     2.84%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                     -18.18%                   -21.46%
      Since Inception*                      3.98%                     3.17%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                     -18.11%                   -18.93%
      Since Inception*                      4.02%                     4.02%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund concentrates its investments in the health care and health sciences industries and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. The Fund's investments in small- to mid-capitalization companies have capitalization risks and may be more volatile than investments in larger companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 8/27/99 for all share classes.


--------------------------------------------------------------------------------
8 o ALLIANCE HEALTH CARE FUND

                                                        ------------------------
                                                        INDUSTRY DIVERSIFICATION
                                                        ------------------------

INDUSTRY DIVERSIFICATION
December 31, 2001 (unaudited)

                                                                      Percent of
                                                     U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
Biotechnology                                        $ 51,602,440          15.4%
--------------------------------------------------------------------------------
Drugs                                                 145,800,423          43.3
--------------------------------------------------------------------------------
Medical Products                                       50,395,324          15.0
--------------------------------------------------------------------------------
Medical Services                                       84,426,205          25.1
--------------------------------------------------------------------------------
Total Investments*                                    332,224,392          98.8
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities                4,178,304           1.2
--------------------------------------------------------------------------------
Net Assets                                           $336,402,696         100.0%
--------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
                                                   ALLIANCE HEALTH CARE FUND o 9

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
December 31, 2001 (unaudited)

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
Pfizer, Inc.--A research based, global
  pharmaceutical company that discovers,
  develops, manufactures and markets
  medicines for humans and animals. The
  company's products include
  prescription pharmaceuticals,
  non-prescription self medications and
  animal health products such as
  anti-infective medicines and vaccines.               $ 26,036,994         7.8%
--------------------------------------------------------------------------------
Sanofi-Synthelabo, SA--Manufactures
  health care products and medical and
  surgical equipment. The company
  produces prescription and generic
  pharmaceuticals primarily for
  cardiovascular, central nervous system
  and internal medicine disorders and
  oncology.                                              16,229,043         4.8
--------------------------------------------------------------------------------
Forest Laboratories, Inc.--Develops,
  manufactures and sells both branded
  and generic forms of ethical products
  which require a physician's
  prescription. The company also
  manufactures non-prescription
  pharmaceutical products sold
  over-the-counter, which are used for
  the treatment of a wide range of
  illnesses. The company's products are
  marketed in the United States and
  eastern Europe.                                        15,865,520         4.7
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.--Owns and
  manages organized health systems in
  the United States and internationally
  The company provides employers
  products and resources to plan and
  administer employee benefit programs
  The company also serves the health
  care needs of older Americans,
  provides specialized care services and
  provides health care information and
  research to providers and payers.                      13,771,842         4.1
--------------------------------------------------------------------------------
Tenet Healthcare Corp.--Through its
  subsidiaries, owns or operates general
  hospitals and related health care
  facilities serving communities in the
  United States.                                         13,458,624         4.0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10 o ALLIANCE HEALTH CARE FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc.--A
  managed care company that serves the
  health care needs of medical and
  specialty members through Blue Cross
  of California, Blue Cross and Blue
  Shield of Georgia and UNICARE. The
  company offers products such as health
  maintenance organization, preferred
  provider organization, point of
  service, hybrid and specialty managed
  care products.                                       $ 13,204,050         3.9%
--------------------------------------------------------------------------------
American Home Products Corp.--Discovers,
  develops, manufactures, distributes
  and sells pharmaceuticals and consumer
  health care products. The company's
  products include branded and generic
  ethical pharmaceuticals, biologicals,
  nutritionals, animal biologicals and
  pharmaceuticals.                                       13,094,224         3.9
--------------------------------------------------------------------------------
Stryker Corp.--Develops, manufactures
  and markets specialty surgical and
  medical products. The company's
  products include orthopedic implants,
  powered surgical instruments,
  endoscopic systems, patient care and
  handling equipment for the global
  market. The company also provides
  outpatient physical therapy services
  in the United States.                                  12,841,400         3.8
--------------------------------------------------------------------------------
Medtronic, Inc.--Provides device-based
  therapies that restore health, extend
  life and alleviate pain. The company's
  principal products include those for
  bradycardia pacing, tachyarrhythmia
  management, atrial fibrillation
  management, heart failure management,
  heart valve replacement, malignant and
  non-malignant pain and movement
  disorders. Medtronic's products are
  sold worldwide.                                        12,566,934         3.7
--------------------------------------------------------------------------------
Johnson & Johnson--Manufactures health
  care products and provides related
  services for the consumer,
  pharmaceutical and medical devices and
  diagnostics markets. The company sells
  products such as skin and hair care
  products, acetaminophen products,
  pharmaceuticals, diagnostic equipment
  and surgical equipment in countries
  located around the world.                              10,968,960         3.3
--------------------------------------------------------------------------------
                                                       $148,037,591        44.0%


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2001 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.8%

Canada-0.7%
QLT, Inc. (ADR)(a) ..................................      90,400   $  2,297,064
                                                                    ------------

France-4.8%
Sanofi-Synthelabo, SA ...............................     217,600     16,229,043
                                                                    ------------

Japan-3.5%
Shionogi & Co., Ltd. ................................     110,000      1,880,772
Takeda Chemical Industries, Ltd. ....................     219,000      9,912,755
                                                                    ------------
                                                                      11,793,527
                                                                    ------------
Switzerland-4.9%
Novartis AG .........................................     152,000      5,494,638
   ADR ..............................................      89,000      3,248,500
Serono, SA (ADR) ....................................     347,064      7,701,350
                                                                    ------------
                                                                      16,444,488
                                                                    ------------
United Kingdom-5.3%
AstraZeneca Plc. (ADR) ..............................     198,700      9,259,420
GlaxoSmithKline Plc. (ADR) ..........................     170,793      8,508,907
                                                                    ------------
                                                                      17,768,327
                                                                    ------------
United States-79.6%
Abbott Laboratories .................................     179,000      9,979,250
American Home Products Corp. ........................     213,400     13,094,224
Amgen, Inc.(a) ......................................     107,100      6,044,724
Anthem, Inc.(a) .....................................      13,400        663,300
Applera Corp. - Applied Biosystems Group ............     154,600      6,071,142
Bristol-Myers Squibb Co. ............................      65,400      3,335,400
Cardinal Health, Inc. ...............................     151,200      9,776,592
Eli Lilly & Co. .....................................      85,100      6,683,754
Forest Laboratories, Inc.(a) ........................     193,600     15,865,520
Genentech, Inc.(a) ..................................     111,400      6,043,450
Guidant Corp.(a) ....................................      81,100      4,038,780
HCA, Inc. ...........................................     149,900      5,777,146
Health Management Associates, Inc., Series A(a) .....     514,700      9,470,480
Hooper Holmes, Inc. .................................     450,600      4,032,870
Human Genome Sciences, Inc.(a) ......................     157,600      5,314,272
IMS Health, Inc. ....................................     375,100      7,318,201
Johnson & Johnson ...................................     185,600     10,968,960
Laboratory Corp. of America Holdings(a) .............      86,000      6,953,100
MedImmune, Inc.(a) ..................................     175,750      8,146,013
Medtronic, Inc. .....................................     245,400     12,566,934
Merck & Co., Inc. ...................................     126,000      7,408,800
Millennium Pharmaceuticals, Inc.(a) .................      97,000      2,377,470
Myriad Genetics, Inc.(a) ............................      72,000      3,790,080
Pfizer, Inc. ........................................     653,375     26,036,994


--------------------------------------------------------------------------------
12 o ALLIANCE HEALTH CARE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

Pharmacia Corp. .....................................     180,534   $  7,699,775
Schering-Plough Corp. ...............................     219,100      7,845,971
Stryker Corp. .......................................     220,000     12,841,400
Tenet Healthcare Corp.(a) ...........................     229,200     13,458,624
UnitedHealth Group, Inc. ............................     194,600     13,771,842
Waters Corp.(a) .....................................      98,500      3,816,875
Watson Pharmaceuticals, Inc.(a) .....................     105,000      3,295,950
WellPoint Health Networks, Inc.(a) ..................     113,000     13,204,050
                                                                    ------------
                                                                     267,691,943
                                                                    ------------
Total Common Stocks
   (cost $309,638,619) ..............................                332,224,392
                                                                    ------------

SHORT-TERM INVESTMENT-1.0%

Time Deposit-1.0%
Royal Bank of Canada
   1.63%, 1/02/02
   (cost $3,500,000) ................................      $3,500      3,500,000
                                                                    ------------

Total Investments-99.8%
   (cost $313,138,619) ..............................                335,724,392
Other assets less liabilities-0.2% ..................                    678,304
                                                                    ------------

Net Assets-100% .....................................               $336,402,696
                                                                    ============

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 13

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
December 31, 2001 (unaudited)

Assets
Investments in securities, at value (cost $313,138,619) ....      $ 335,724,392
Receivable for investment securities sold ..................          4,200,046
Receivable for capital stock sold ..........................          1,358,148
Dividends and interest receivable ..........................            160,296
                                                                  -------------
Total assets ...............................................        341,442,882
                                                                  -------------
Liabilities
Due to custodian ...........................................             13,321
Payable for investment securities purchased ................          3,500,000
Payable for capital stock redeemed .........................            762,331
Advisory fee payable .......................................            277,726
Distribution fee payable ...................................            239,472
Accrued expenses ...........................................            247,336
                                                                  -------------
Total liabilities ..........................................          5,040,186
                                                                  -------------
Net Assets .................................................      $ 336,402,696
                                                                  =============
Composition of Net Assets
Capital stock, at par ......................................      $      30,738
Additional paid-in capital .................................        342,414,114
Accumulated net investment loss ............................         (2,878,250)
Accumulated net realized loss on investments and
   foreign currency transactions ...........................        (25,750,101)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities .....         22,586,195
                                                                  -------------
                                                                  $ 336,402,696
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($76,561,324 / 6,910,091 shares of capital stock
   issued and outstanding) .................................             $11.08
Sales charge--4.25% of public offering price ...............                .49
                                                                         ------
Maximum offering price .....................................             $11.57
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($199,171,131 / 18,283,375 shares of capital stock
   issued and outstanding) .................................             $10.89
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($52,814,976 / 4,846,615 shares of capital stock
   issued and outstanding) .................................             $10.90
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($7,855,265 / 697,885 shares of capital stock
   issued and outstanding) .................................             $11.26
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE HEALTH CARE FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $29,289) ...............................    $    976,584
Interest .....................................          42,844     $  1,019,428
                                                  ------------
Expenses
Advisory fee .................................       1,598,321
Distribution fee--Class A ....................         113,086
Distribution fee--Class B ....................         994,565
Distribution fee--Class C ....................         273,301
Transfer agency ..............................         522,867
Printing .....................................          83,021
Custodian ....................................          82,486
Administrative ...............................          68,000
Registration .................................          47,860
Audit and legal ..............................          40,643
Directors' fees ..............................           9,868
Miscellaneous ................................           9,428
                                                  ------------
Total expenses ...............................                        3,843,446
                                                                   ------------
Net investment loss ..........................                       (2,824,018)
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized loss on investment
   transactions ..............................                      (14,998,177)
Net realized loss on foreign currency
   transactions ..............................                          (31,274)
Net change in unrealized
   appreciation/depreciation of:
   Investments ...............................                       12,997,146
   Foreign currency denominated assets
     and liabilities .........................                            3,362
                                                                   ------------
Net loss on investments ......................                       (2,028,943)
                                                                   ------------
Net Decrease in Net Assets from
   Operations ................................                     $ (4,852,961)
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 15

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                  Six Months
                                                    Ended
                                                 December 31,      Year Ended
                                                     2001           June 30,
                                                  (unaudited)         2001
                                               ================   ============
Increase (Decrease) in Net Assets
from Operations
Net investment loss ........................   $     (2,824,018)  $ (4,809,984)
Net realized loss on investments
   and foreign currency transactions .......        (15,029,451)    (8,324,552)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ......         13,000,508    (28,889,560)
                                               ----------------   ------------
Net decrease in net assets
   from operations .........................         (4,852,961)   (42,024,096)
Distributions to Shareholders from:
Net realized gain on investments and
   foreign currency transactions
   Class A .................................                 -0-      (449,273)
   Class B .................................                 -0-    (1,130,956)
   Class C .................................                 -0-      (350,964)
   Advisor Class ...........................                 -0-       (51,062)
Distributions in excess of net realized gain
   on investments and foreign currency
   transactions
   Class A .................................                 -0-       (78,106)
   Class B .................................                 -0-      (196,615)
   Class C .................................                 -0-       (61,015)
   Advisor Class ...........................                 -0-        (8,877)
Capital Stock Transactions
Net increase (decrease) ....................         (4,114,288)   138,884,144
                                               ----------------   ------------
Total increase (decrease) ..................         (8,967,249)    94,533,180
Net Assets
Beginning of period ........................        345,369,945    250,836,765
                                               ----------------   ------------
End of period ..............................   $    336,402,696   $345,369,945
                                               ================   ============

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE HEALTH CARE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Health Care Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1999 and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and forward exchange currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a prorata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles gen-


--------------------------------------------------------------------------------
18 o ALLIANCE HEALTH CARE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

erally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .95 % of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $68,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 2001.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS) (formerly Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $427,858 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Fund's expenses were reduced by $4,924 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $25,232 from the sales of Class A shares and $173, $311,557 and $8,999 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2001.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2001, amounted to $54,967, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $6,762,517 and $605,718 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future pe-


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

riods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $19,411,591 and $26,298,858, respectively, for the six months ended December 31, 2001. There were no purchases or sales of U.S. government or government agency obligations for the six months ended December 31, 2001.

At December 31, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $60,451,642 and gross unrealized depreciation of investments was $37,865,869 resulting in net unrealized appreciation of $22,585,773, (excluding foreign currency).

The Fund incurred and elected to defer post-October currency losses of $62,632 and capital losses of $10,267,939, for the period ended June 30, 2001.

Forward Exchange Currency Contracts

The Fund enters into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward foreign exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets having a value at least equal to the aggregate amount of the Fund's commitments under forward foreign exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2001, the Fund had no outstanding forward exchange currency contracts.


--------------------------------------------------------------------------------
20 o ALLIANCE HEALTH CARE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                 --------------------------------- ---------------------------------
                               Shares                            Amount
                 --------------------------------- ---------------------------------
                 Six Months Ended                  Six Months Ended
                     December 31,       Year Ended     December 31,       Year Ended
                             2001         June 30,             2001         June 30,
                      (unaudited)             2001      (unaudited)             2001
                 -------------------------------------------------------------------
Class A
Shares sold             2,201,674        8,292,579    $  23,977,797    $ 102,251,312
------------------------------------------------------------------------------------
Shares converted
  from Class B             72,989           31,532          804,511          373,600
------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                -0-          35,500               -0-         474,988
------------------------------------------------------------------------------------
Shares redeemed        (2,225,824)      (5,965,780)     (24,286,273)     (72,621,736)
------------------------------------------------------------------------------------
Net increase               48,839        2,393,831    $     496,035    $  30,478,164
====================================================================================

Class B
Shares sold             2,117,242       10,751,121    $  22,749,562    $ 132,981,447
------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                -0-          84,186               -0-       1,116,297
------------------------------------------------------------------------------------
Shares converted
  to Class A              (74,193)         (31,875)        (804,511)        (373,600)
------------------------------------------------------------------------------------
Shares redeemed        (2,185,954)      (4,109,457)     (23,278,900)     (48,412,412)
------------------------------------------------------------------------------------
Net increase
  (decrease)             (142,905)       6,693,975    $  (1,333,849)   $  85,311,732
====================================================================================

Class C
Shares sold               479,182        3,217,754    $   5,160,763    $  39,926,002
------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                -0-          28,213               -0-         374,112
------------------------------------------------------------------------------------
Shares redeemed          (825,825)      (1,667,873)      (8,850,067)     (19,591,738)
------------------------------------------------------------------------------------
Net increase
  (decrease)             (346,643)       1,578,094    $  (3,689,304)   $  20,708,376
====================================================================================


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                 --------------------------------- ---------------------------------
                               Shares                            Amount
                 --------------------------------- ---------------------------------
                 Six Months Ended                  Six Months Ended
                     December 31,       Year Ended     December 31,       Year Ended
                             2001         June 30,             2001         June 30,
                      (unaudited)             2001      (unaudited)             2001
                 -------------------------------------------------------------------
Advisor Class
Shares sold               138,333          413,363    $   1,541,658    $   5,261,666
------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                -0-           3,687               -0-          49,924
------------------------------------------------------------------------------------
Shares redeemed          (102,269)        (248,277)      (1,128,828)      (2,925,718)
------------------------------------------------------------------------------------
Net increase               36,064          168,773    $     412,830    $   2,385,872
====================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2001.


--------------------------------------------------------------------------------
22 o ALLIANCE HEALTH CARE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                   ------------------------------------------------
                                                                       Class A
                                                   ------------------------------------------------
                                                     Six Months
                                                          Ended            Year      August 27,
                                                   December 31,           Ended      1999(a) to
                                                           2001        June 30,        June 30,
                                                     (unaudited)           2001            2000
                                                   ------------------------------------------------
Net asset value, beginning of period ............        $ 11.20        $ 12.40     $     10.00
                                                   ------------------------------------------------
Income From Investment Operations
Net investment loss(b) ..........................           (.06)          (.11)           (.06)(c)
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .           (.06)         (1.00)           2.46
                                                   ------------------------------------------------
Net increase (decrease) in net asset value from
  operations ....................................           (.12)         (1.11)           2.40
                                                   ------------------------------------------------
Less: Distributions
Distributions from net realized gain on
  investments and foreign currency transactions .             -0-          (.08)             -0-
Distributions in excess of net realized gain on
  investments and foreign currency transactions .             -0-          (.01)             -0-
                                                   ------------------------------------------------
Total distributions .............................             -0-          (.09)             -0-
                                                   ------------------------------------------------
Net asset value, end of period ..................        $ 11.08        $ 11.20     $     12.40
                                                   ================================================
Total Return
Total investment return based on net asset
  value(d) ......................................          (1.07)%        (9.10)%         24.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .......        $76,562        $76,827     $    55,412
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements .......           1.75%(e)       1.73%           1.92%(e)
  Expenses, before waivers/reimbursements .......           1.75%(e)       1.73%           1.96%(e)
  Net investment loss ...........................          (1.14)%(e)      (.90)%          (.67)%(c)(e)
Portfolio turnover rate .........................             12%             8%             26%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         -----------------------------------------------
                                                                             Class B
                                                         -----------------------------------------------
                                                            Six Months
                                                                 Ended             Year   August 27,
                                                          December 31,            Ended   1999(a) to
                                                                  2001         June 30,     June 30,
                                                            (unaudited)            2001         2000
                                                         -----------------------------------------------
Net asset value, beginning of period .................         $  11.05        $  12.33     $  10.00
                                                         -----------------------------------------------
Income From Investment Operations
Net investment loss(b) ...............................             (.10)           (.19)        (.13)(c)
Net realized and unrealized gain (loss) on investments
  and foreign currency transactions ..................             (.06)          (1.00)        2.46
                                                         -----------------------------------------------
Net increase (decrease) in net asset value from
  operations .........................................             (.16)          (1.19)        2.33
                                                         -----------------------------------------------
Less: Distributions
Distributions from net realized gain on investments
  and foreign currency transactions ..................               -0-           (.08)          -0-
Distributions in excess of net realized gain on
  investments and foreign currency transactions ......               -0-           (.01)          -0-
                                                         -----------------------------------------------
Total distributions ..................................               -0-           (.09)          -0-
                                                         -----------------------------------------------
Net asset value, end of period .......................         $  10.89        $  11.05     $  12.33
                                                         ===============================================
Total Return
Total investment return based on net asset value(d) ..            (1.45)%         (9.81)%      23.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ............         $199,171        $203,620     $144,659
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements ............             2.49%(e)        2.46%        2.64%(e)
  Expenses, before waivers/reimbursements ............             2.49%(e)        2.46%        2.67%(e)
  Net investment loss ................................            (1.88)%(e)      (1.63)%      (1.40)%(c)(e)
Portfolio turnover rate ..............................               12%              8%          26%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCE HEALTH CARE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                   ---------------------------------------------------
                                                                         Class C
                                                   ---------------------------------------------------
                                                     Six Months
                                                          Ended            Year      August 27,
                                                   December 31,           Ended      1999(a) to
                                                           2001        June 30,        June 30,
                                                     (unaudited)           2001            2000
                                                   ---------------------------------------------------
Net asset value, beginning of period ............        $ 11.05        $ 12.33         $ 10.00
                                                   ---------------------------------------------------
Income From Investment Operations
Net investment loss(b) ..........................           (.10)          (.19)           (.12)(c)
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .           (.05)         (1.00)           2.45
                                                   ---------------------------------------------------
Net increase (decrease) in net asset value from
  operations ....................................           (.15)         (1.19)           2.33
                                                   ---------------------------------------------------
Less: Distributions
Distributions from net realized gain on
  investments and foreign currency transactions .             -0-          (.08)             -0-
Distributions in excess of net realized gain on
  investments and foreign currency transactions .             -0-          (.01)             -0-
                                                   ---------------------------------------------------
Total distributions .............................             -0-          (.09)             -0-
                                                   ---------------------------------------------------
Net asset value, end of period ..................        $ 10.90        $ 11.05         $ 12.33
                                                   ===================================================
Total Return
Total investment return based on net asset
  value(d) ......................................          (1.36)%        (9.81)%         23.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .......        $52,815        $57,405         $44,582
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements .......           2.47%(e)       2.44%           2.63%(e)
  Expenses, before waivers/reimbursements .......           2.47%(e)       2.44%           2.67%(e)
  Net investment loss ...........................          (1.86)%(e)     (1.60)%         (1.38)%(c)(e)
Portfolio turnover rate .........................             12%             8%             26%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                  -----------------------------------------
                                                                Advisor Class
                                                  -----------------------------------------
                                                    Six Months
                                                         Ended           Year     August 27,
                                                  December 31,          Ended     1999(a) to
                                                          2001       June 30,       June 30,
                                                    (unaudited)          2001           2000
                                                  ---------------------------------------------
Net asset value, beginning of period ..........          $11.36        $12.54         $10.00
                                                  ---------------------------------------------
Income From Investment Operations
Net investment loss(b) ........................            (.05)         (.07)          (.03)(c)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ................................            (.05)        (1.02)          2.57
                                                  ---------------------------------------------
Net increase (decrease) in net asset value
  from operations .............................            (.10)        (1.09)          2.54
                                                  ---------------------------------------------
Less: Distributions
Distributions from net realized gain on
  investments and foreign currency
  transactions ................................              -0-         (.08)            -0-
Distributions in excess of net realized
  gain on investments and foreign currency
  transactions ................................              -0-         (.01)            -0-
                                                  ---------------------------------------------
Total distributions ...........................              -0-         (.09)            -0-
                                                  ---------------------------------------------
Net asset value, end of period ................          $11.26        $11.36         $12.54
                                                  =============================================
Total Return
Total investment return based on net asset
  value(d) ....................................            (.88)%       (8.84)%        25.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .....          $7,855        $7,518         $6,184
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements .....            1.45%(e)      1.42%          1.61%(e)
  Expenses, before waivers/reimbursements .....            1.45%(e)      1.42%          1.65%(e)
  Net investment loss .........................            (.84)%(e)     (.59)%         (.36)%(c)(e)
Portfolio turnover rate .......................              12%            8%            26%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived and reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


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26 o ALLIANCE HEALTH CARE FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

basis point

One point equals 0.01%.

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

share

A unit which represents ownership in a mutual fund or stock.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


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                                                  ALLIANCE HEALTH CARE FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $455 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 41 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 643 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/01.


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28 o ALLIANCE HEALTH CARE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Norman Fidel, Senior Vice President
Thomas J. Bardong, Vice President
Russel Brody, Vice President
Matthew Murray, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCE HEALTH CARE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust will change its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund will change its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                                  ALLIANCE HEALTH CARE FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE HEALTH CARE FUND

Alliance Health Care Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

HCFSR1201